NET INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech Holding Limited	$ 16,064,793	$ (6,589,431)	$ (43,207,732)
Weighted average shares used in calculating net income (loss) per ordinary shares
Basic	2,117,904,025	1,751,784,176	506,393,198
Diluted	2,162,232,325	1,751,784,176	506,393,198
Net income (loss) per ordinary shares
Basic	$ 0.01	$ 0.00	$ (0.09)
Diluted	$ 0.01	$ 0.00	$ (0.09)